INCOME TAX	12 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX

	2025	2024	2023
	US$	US$	US$
Recognized in profit or loss
Current income tax:
Current income tax benefit in respect of the current year	-	-	-
Deferred income tax:
Origination and reversal of temporary differences	-	-	-
Income tax expense reported in profit or loss	-	-	-

Reconciliation between tax expense and accounting loss before income tax
Accounting loss before income tax	(35,348,675)	(21,843,646)	(17,444,754)
Tax benefit at the Australian income tax rate of 30%	(10,604,603)	(6,553,094)	(5,233,426)
Effect of lower income tax rate in the United States	1,032,615	631,007	488,952
Expenditure not allowable for income tax purposes	2,885,033	1,427,582	870,584
Income not assessable for income tax purposes	(404,224)	-	-
Exchange differences	(639)	(2,369)	5,329
Adjustments in respect of deferred tax of previous years	(738,316)	583,422	(182,314)
Effect of deferred tax assets not brought to account	7,830,134	3,913,452	4,050,875
Income tax expense reported in profit or loss	-	-	-

Deferred tax assets and liabilities
Deferred tax liabilities:
Right-of-use assets	980,747	414,270	305,000
Deferred tax assets used to offset deferred tax liabilities	(980,747)	(414,270)	(305,000)
Net deferred tax liabilities	-	-	-
Deferred tax assets:
Accrued expenditures	117,578	70,662	139,113
Provisions	122,051	75,215	21,956
Lease liabilities	1,023,320	383,082	246,832
Capital allowances	10,394,779	10,896,126	3,241,541
Tax losses available to offset against future taxable income	9,668,204	1,556,178	5,361,043
Deferred tax assets used to offset deferred tax liabilities	(980,747)	(414,270)	(305,000)
Other deferred tax assets not brought to account(1)	(20,345,185)	(12,566,993)	(8,705,485)
Net deferred tax assets	-	-	-
Notes:
(1)The benefit of deferred tax assets not brought to account will only be subsequently recognized if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realized; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realizing the benefit.